FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts of outstanding derivative positions
Our interest rate swap contracts as of June 30, 2026, of which none are designated as hedging instruments, are summarized as follows:

(in thousands of $)	Notional principal	Weighted average duration (years)	Weighted average fixed interest rate	Floating rate: Reference Rate
Receiving floating, pay fixed	775,000	2.3	2.46%	SOFR
(1) In 2023, the reference rate for these interest rate swap agreements transitioned from the London Interbank Offered Rate, or LIBOR, to SOFR plus a credit adjustment spread of 0.26% based on the LIBOR fallback protocol.
Derivative instruments, gain (loss)
The Company's gain on derivatives per the consolidated statement of operations for the six months ended June 30, 2026 and 2025 was comprised of the following:

(figures in thousands of $)	Six months ended
	June 30,
	2026	2025
Change in fair value of derivative instruments	4,893	(16,672)
Realized gain/(loss) on derivative instruments	4,692	8,035
Gain on derivatives	9,585	(8,637)
Movements in the six months ended June 30, 2026 for the derivative instrument assets and liabilities is summarized as follows:

(in thousands of $)	Derivative Instrument Asset	Derivative Instrument Liability	Total
At December 31, 2025	18,054	(604)	17,450
Change in fair value of derivative instruments	4,289	604	4,893
At June 30, 2026	22,343	—	22,343

Schedule of derivative instruments
Movements in the six months ended June 30, 2026 for the derivative instrument assets and liabilities is summarized as follows:

(in thousands of $)	Derivative Instrument Asset	Derivative Instrument Liability	Total
At December 31, 2025	18,054	(604)	17,450
Change in fair value of derivative instruments	4,289	604	4,893
At June 30, 2026	22,343	—	22,343